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TYPE 13F-HR
PERIOD 06/30/02
FILER
CIK 0000884314
CCC qgrydf#9
SUBMISSION-CONTACT
NAME Michele Schmitigal
PHONE 248-646-4000
The text of the document to be attached on the Documents Page includes the following information in an ASCII text file:
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:  R.H. Bluestein & Company
Address:  260 East Brown Street, Suite 100
Birmingham, MI 48009
13-F File Number:  28-3073
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
information contained herein is true, correct and complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Robert H. Bluestein
Title:  President
Phone:  248-646-4000
Signature, Place, and Date of Signing:
Robert H. Bluestein   Birmingham, Michigan   August 14, 2002
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  54
Form 13F Information Table Value Total:  $549,562
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101    13144   396510 SH       SOLE                   358585             37925
Amer Int'l Group               COM              026874107      764    11200 SH       SOLE                    11200
Applied Materials Inc          COM              038222105    12367   650195 SH       SOLE                   559835             90360
AstraZeneca Plc                COM              046353108    12761   311250 SH       SOLE                   290250             21000
Automatic Data Proc            COM              053015103    11748   269755 SH       SOLE                   247390             22365
Ballard Power Systems          COM              05858H104     2331   141605 SH       SOLE                   120515             21090
Boeing Co                      COM              097023105     1026    22800 SH       SOLE                    21000              1800
Caterpillar Inc                COM              149123101    18321   374288 SH       SOLE                   343053             31235
Citigroup Inc                  COM              172967101     6204   160109 SH       SOLE                   133806             26303
Coca Cola Co                   COM              191216100    15403   275052 SH       SOLE                   253987             21065
Conoco Inc                     COM              208251504    17289   621902 SH       SOLE                   567777             54125
Costco Wholesale Corp          COM              22160K105    11184   289585 SH       SOLE                   261160             28425
Diebold                        COM              253651103     1814    48700 SH       SOLE                    48700
E.I. DuPont                    COM              263534109     4229    95240 SH       SOLE                    94690               550
Ebay Inc                       COM              278642103     2286    37100 SH       SOLE                    37100
Exxon Mobil Corp               COM              30231G102    22709   554959 SH       SOLE                   507439             47520
Fedex Corporation              COM              31428X106    23477   439650 SH       SOLE                   399735             39915
Ford 6.5% Pfd Conv             COM              345395206     5326    94690 SH       SOLE                    79510             15180
Ford Motor Company             COM              345370860     3256   203517 SH       SOLE                   185267             18250
Gatx Corp                      COM              361448103      301    10000 SH       SOLE                    10000
General Dynamics               COM              369550108    15659   147240 SH       SOLE                   131115             16125
General Electric Co            COM              369604103    18837   648425 SH       SOLE                   590955             57470
General Motors Corp            COM              370442105      970    18150 SH       SOLE                    18150
Gillette Co                    COM              375766102    20469   604334 SH       SOLE                   547484             56850
Guidant Corp                   COM              401698105    12194   403365 SH       SOLE                   378565             24800
Harley-Davidson Inc            COM              412822108     1498    29212 SH       SOLE                    29204                 8
Home Depot Inc                 COM              437076102    10589   288288 SH       SOLE                   261813             26475
IBM                            COM              459200101    13296   184670 SH       SOLE                   163935             20735
Intel Corp                     COM              458140100    14203   777369 SH       SOLE                   671794            105575
Ionics Inc                     COM              462218108      475    19600 SH       SOLE                    19600
Johnson & Johnson              COM              478160104    24261   464241 SH       SOLE                   418673             45568
Lockheed Martin Corp           COM              539830109    20080   288920 SH       SOLE                   262915             26005
Medtronic Inc                  COM              585055106    24726   577025 SH       SOLE                   518475             58550
Merck & Co                     COM              589331107     3615    71390 SH       SOLE                    68640              2750
Meridian Medical               COM              589658103     1606    44500 SH       SOLE                    44500
Microsoft Corp                 COM              594918104    13150   240410 SH       SOLE                   216750             23660
Nestle SA-ADR                  COM              641069406      583    10000 SH       SOLE                    10000
New York Times Cl A            COM              650111107    13373   259678 SH       SOLE                   237918             21760
Oshkosh Truck Corp             COM              688239201     5440    92030 SH       SOLE                    81725             10305
Panera Bread Co Cl A           COM              69840W108      265     7700 SH       SOLE                     7500               200
Pepsico Inc                    COM              713448108    20329   421755 SH       SOLE                   385580             36175
Pfizer Inc                     COM              717081103    23706   677313 SH       SOLE                   618418             58895
Procter & Gamble Co            COM              742718109      349     3906 SH       SOLE                     3306               600
S&P 500 Dep Receipt            COM              78462F103      348     3520 SH       SOLE                     3520
Southwest Airlines             COM              844741108      162    10000 SH       SOLE                    10000
Starbucks Corp                 COM              855244109     5848   235345 SH       SOLE                   216995             18350
Texas Instruments              COM              882508104    17796   750873 SH       SOLE                   630763            120110
Vodafone Group PLC SP ADR      COM              92857W100     3613   264715 SH       SOLE                   236440             28275
Wal Mart Stores Inc            COM              931142103    11772   213995 SH       SOLE                   200320             13675
Walgreen Co                    COM              931422109    11447   296322 SH       SOLE                   270559             25763
Walt Disney Co                 COM              254687106     4912   259915 SH       SOLE                   223190             36725
Wells Fargo & Co               COM              949746101    22053   440530 SH       SOLE                   406775             33755
Weyerhaeuser Co                COM              962166104    19895   311590 SH       SOLE                   282845             28745
Wrigley (Wm)Jr Co              COM              982526105     6102   110250 SH       SOLE                   107300              2950